Commitments and Contingencies (Schedule of Future Minimum Payments under Non-cancelable Operating Leases) (Details) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2017	¥ 67,381	$ 9,705
2018	55,506	7,995
2019	42,934	6,184
2020	37,166	5,353
2021 and thereafter	15,609	2,248
Total	¥ 218,596	$ 31,485